Trade and Other Receivables - Schedule of Currency Profiles Trade and Other Receivables (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Currency Profiles Trade and Other Receivables [Line Items]
Total trade and other receivables	$ 1,497,817	$ 945,030
United States Dollar [Member]
Schedule of Currency Profiles Trade and Other Receivables [Line Items]
Total trade and other receivables	1,304,480	737,010
Khmer Riel [Member]
Schedule of Currency Profiles Trade and Other Receivables [Line Items]
Total trade and other receivables	$ 193,337	$ 208,020